THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 2004.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Chief Executive Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

November 18, 2004
-----------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $302,396 (thousands)

The entries reported on the Information Table attached to this Amendment No.1 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Other confidential information, which was separately filed with the Securities and Exchange Commission, has been omitted from this public Form 13F.

List of Other Included Managers:

         None

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
                                                                 FORM 13F  Amendment No. 1
                                                                                                             (SEC USE ONLY)
QTR ENDED: 6/30/04                                   Name of Reporting Manager: Sandell Asset Management



      Item 1:               Item 2 :       Item 3:    Item 4:     Item 5:         Item 6:      Item 7:           Item 8:
   Name of Issuer       Title of Class     CUSIP      Fair       Shares or      Investment    Managers       Voting Authority
                                           Number     Market     Principal      Discretion      See             (Shares)
                                                      Value       Amount                      Instr.V   (a)Sole (b)Shared (c)None
                                                     (X$1000)

CHARTER ONE FINANCIAL INC COM           160903-10-0  167,486    3,790,127 SH       SOLE                3,790,127     -       -
EVERGREEN RES INC         COM NO PAR    299900-30-8   10,033      248,340 SH       SOLE                  248,340     -       -
EXULT INC DEL             COM           302284-10-4    4,868      904,805 SH       SOLE                  904,805     -       -
GREENPOINT FINL CORP      COM           395384-10-0   49,472    1,246,140 SH       SOLE                1,246,140     -       -
TULARIK INC               COM           899165-10-4   70,537    2,844,230 SH       SOLE                2,844,230     -       -


                                        Value Total$ 302,396

                                       Entry Total:        5

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